GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Going Concern (Textual)
Revenues	$ 133,845	$ 2,250	$ 489,202	$ 58,113
Net loss	(539,116)	(410,259)	(1,003,865)	(1,426,102)
Net cash used in operation activity	(252,319)	(423,803)	(854,726)	(1,112,690)
Working capital deficit	1,421,118		897,206
Stockholders' deficit	(1,419,785)	$ (459,336)	(895,532)	(53,972)	$ (910,681)
Accumulated deficit	$ (4,211,193)		$ (3,672,077)	$ (2,668,212)